Condensed interim consolidated statements of changes in equity - USD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Equity reserve [Member]	Foreign currency translation reserve [Member]	Changes in fair value of investment in equity instruments [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 202,191	$ 34,400	$ 6,454	$ 237	$ (156,138)	$ 87,144
Balance, shares at Dec. 31, 2016	39,540
Net loss for the period					(2,107)	(2,107)
Other comprehensive loss for the period			(259)	(182)		(441)
Share-based payments		1,241				1,241
Proceeds from exercise of options and warrants	$ 2,359	(749)				1,610
Proceeds from exercise of options and warrants, shares	1,264
Balance at Sep. 30, 2017	$ 204,550	34,892	6,195	55	(158,245)	87,447
Balance, shares at Sep. 30, 2017	40,804
Balance at Dec. 31, 2017	$ 207,012	34,760	6,284		(159,998)	88,058
Balance, shares at Dec. 31, 2017	41,497
Net loss for the period					(3,878)	(3,878)
Other comprehensive loss for the period			174			174
Share-based payments		1,777				1,777
Proceeds from exercise of options and warrants	$ 5,486	(1,908)				3,578
Proceeds from exercise of options and warrants, shares	1,598
Balance at Sep. 30, 2018	$ 212,498	$ 34,629	$ 6,458		$ (163,876)	$ 89,709
Balance, shares at Sep. 30, 2018	43,095